SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Fiscal year term	364 days	364 days	371 days
Rabbi trust
Investments
Gains (Losses) related to securities held	4.3	1.2	5.4
Short-term marketable securities
Investments
Gains (Losses) related to securities held	1.3	0.5	0.6